Related Parties (Tables)	6 Months Ended
Jul. 02, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates are reflected in the Combined Statements of Operations as follows:

(Dollars in Millions)	2022	2021	2020
Cost of sales	$149	$182	$166
Selling, general, and administrative expenses	679	649	652
Total	$828	$831	$818
The components of Net transfers from (to) the Parent are as follows:

(Dollars in Millions)	2022	2021	2020
Cash pooling and general financing activities	$(2,568)	$(832)	$(4,414)
Corporate cost allocations	828	831	818
Taxes deemed settled with the Parent	78	44	151
Allocated derivative and hedging gain (losses)	65	(36)	(1)
Net transfers (to) from the Parent as reflected in the Combined Statements of Cash Flows	(1,597)	7	(3,446)
Stock-based compensation expense	137	141	115
Talc liability transferred to Parent, net of related deferred taxes ($0, $251, $0)	—	765	—
Pension liabilities transferred from the Parent	(25)	—	—
Net transfers (to) from the Parent as reflected in the Combined Statements of Equity	$(1,485)	$913	$(3,331)
These allocations (excluding stock-based compensation expense), net of costs charged to the Parent’s affiliates reflected on the Company’s Condensed Consolidated Statements of Operations for the fiscal three and six months ended July 2, 2023 and July 3, 2022 were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cost of sales	$16	$40	$25	$76
Selling, general, and administrative expenses	33	173	120	330
Total	$49	$213	$145	$406
The components of Net transfers (to) from the Parent for the fiscal three and six months ended July 2, 2023 and July 3, 2022 were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cash pooling and general financing activities	$(37)	$(916)	$(446)	$(1,324)
Corporate cost allocations	49	213	145	406
Taxes deemed settled with the Parent	—	1	27	1
Allocated derivative and hedging gains	—	26	—	25
Net transfers (to) from the Parent as reflected in the Condensed Consolidated Statements of Cash Flows	$12	$(676)	$(274)	$(892)
Stock-based compensation expense(1)	—	41	—	76
Other	(2)	—	(34)	—
Net transfers (to) from the Parent as reflected in the Condensed Consolidated Statements of Equity	$10	$(635)	$(308)	$(816)
__________________
(1)Stock-based compensation expense is separately shown within the Condensed Consolidated Statement of Equity in fiscal year 2023, and therefore no longer a reconciling item between the Condensed Consolidated Statement of Equity and the Condensed Consolidated Statement of Cash Flows.
The Company had the following balances and transactions with J&J and its affiliates, primarily in connection with the Tax Matters Agreement, Transition Services Agreement and the Transition Manufacturing Agreement, reported on the Company’s Condensed Consolidated Financial Statements:

(Dollars in Millions)	July 2, 2023
Accounts payable	$537
Prepaid expenses and other receivables	$346
Other assets	$94
Other liabilities	$193

Fiscal Three Months Ended
(Dollars in Millions)	July 2, 2023
Cost of sales	$39
Selling, general, and administrative expenses	$47